UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	12/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--148.0%	Rate (%)	Date	Amount ($)		Value ($)
Arizona--9.7%
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	9,998,763	a,b	10,634,563
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/28	1,000,000		1,045,740
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000		2,121,320
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,000,000		1,615,640
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	1,000,000		1,036,920
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	2,300,000		2,393,472
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	490,000		452,642
California--23.4%
ABAG Financial Authority for
Nonprofit Corporations,
Insured Revenue, COP (Odd
Fellows Home of California)	6.00	8/15/24	5,000,000		5,112,800
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000		4,432,690

California,
GO (Various Purpose)	6.00	3/1/33	1,250,000		1,442,925
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,578,460
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000		2,848,675
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/41	750,000		779,737
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,242,020
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,000,000		826,190
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.80	6/1/13	3,000,000	c	3,311,910
JPMorgan Chase Putters/Drivers
Trust (Los Angeles Departments
of Airports, Senior Revenue
(Los Angeles International
Airport))	5.25	5/15/18	10,000,000	a,b	11,141,400
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	2,250,000		2,448,360
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	1,000,000		1,082,090
Santa Ana Community Redevelopment
Agency, Tax Allocation Revenue
(Merged Project Area)	6.75	9/1/28	3,000,000		3,358,680
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego

County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,500,000	2,474,675
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	1,500,000	1,694,220
Colorado--5.5%
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,500,000	1,785,135
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	6.13	6/1/38	2,525,000	2,557,017
Colorado Springs,
HR	6.38	12/15/30	2,890,000	2,891,676
E-470 Public Highway Authority,
Senior Revenue	5.25	9/1/25	1,000,000	1,010,330
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,010,620
University of Colorado Regents,
University Enterprise Revenue	5.38	6/1/38	1,500,000	1,678,695
Florida--8.7%
Florida,
Department of Transportation
Right-of-Way Acquisition and
Bridge Construction Bonds	5.00	7/1/24	1,500,000	1,752,960
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	3,980,000	4,859,063
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	2,500,000	2,633,525
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	2,000,000	2,155,880
Palm Beach County Health
Facilities Authority, Revenue
(The Waterford Project)	5.88	11/15/37	2,400,000	2,412,216

Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000	2,550,475
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	1,000,000	1,032,490
Georgia--3.5%
Atlanta,
Airport General Revenue	5.00	1/1/26	1,500,000	1,588,605
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	3,000,000	3,479,850
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,750,000	1,885,432
Hawaii--1.3%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,400,000	2,614,320
Illinois--3.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,000,000	1,098,440
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement Limited
Tax Bonds	5.00	12/1/32	2,500,000	2,793,025
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,000,000	2,158,820
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.13	4/1/36	1,000,000	1,053,390
Indiana--.8%
Indianapolis Local Public
Improvement Bond Bank, Revenue

(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	1,500,000		1,504,485
Iowa--1.5%
Iowa Student Loan Liquidity
Corporation, Student Loan
Revenue	5.75	12/1/28	3,000,000		3,047,430
Louisiana--.6%
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.13	7/1/29	1,000,000		1,104,850
Maine--.7%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000		1,390,050
Maryland--3.1%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000		1,013,590
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000		3,020,575
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	5.63	6/1/13	2,000,000	c	2,150,380
Massachusetts--11.7%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,000,000	a,b	11,063,700
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/36	1,000,000		1,052,940

Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	1,500,000	1,695,240
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/31	1,970,000	1,991,020
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,000,000	2,180,900
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	5,235,000	5,236,309
Michigan--8.8%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	2,140,000	2,605,086
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/36	1,500,000	1,486,395
Michigan Building Authority,
Revenue (Facilities Program)	5.13	10/15/30	2,025,000	2,203,666
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.00	11/15/38	1,515,000	1,515,879
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,885,000	3,709,010
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	2,500,000	3,030,375
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County

Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	3,000,000	2,949,630
Minnesota--1.7%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.75	11/15/32	3,000,000	3,375,330
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000	80,097
Mississippi--2.8%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	3,500,000	3,516,450
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Project)	5.38	12/1/35	2,000,000	2,027,080
Nevada--2.0%
Clark County,
IDR (Southwest Gas Corporation
Project) (Insured; AMBAC)	6.10	12/1/38	4,000,000	4,007,480
New Jersey--3.4%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	2,000,000	2,128,140
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/30	2,500,000	2,654,800
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	2,500,000	1,978,675
New Mexico--1.6%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	3,000,000	3,093,900

New York--7.0%
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue)	5.00	5/1/30	7,996,797	a,b	8,860,437
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	1,500,000		1,845,630
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,435,000		1,656,923
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	1,500,000		1,581,315
North Carolina--2.6%
Barclays Capital Municipal Trust
Receipts (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health
System))	5.00	6/1/42	5,000,000	a,b	5,182,300
Ohio--2.9%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	1,500,000		1,507,695
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	2,100,000		2,343,201
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	2,000,000		1,903,080
Pennsylvania--3.3%
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School

Project)	6.13	8/15/40	2,500,000		2,369,350
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000	a,b	2,109,960
Philadelphia,
GO	6.50	8/1/41	1,750,000		2,043,738
Rhode Island--1.0%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/32	2,000,000		2,000,420
South Carolina--6.8%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000		5,174,650
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	3,000,000		3,317,790
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/30	3,750,000		5,050,875
Texas--9.7%
Barclays Capital Municipal Trust
Receipts (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	5,000,000	a,b	5,439,850
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/25	1,300,000		1,384,474
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000		2,407,207
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000		1,468,740
North Texas Tollway Authority,

First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	4,000,000		4,324,840
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	4,000,000		4,235,680
Vermont--.9%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Saint Michael's
College Project)	6.00	10/1/28	1,500,000		1,532,190
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	6.40	11/1/30	215,000		219,519
Virginia--1.1%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	2,000,000		2,265,040
Washington--4.3%
Barclays Capital Municipal Trust
Receipts (King County, Sewer
Revenue)	5.00	1/1/29	2,999,037	a,b	3,407,082
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	2,990,000		3,393,620
Washington Health Care Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.38	10/1/36	1,500,000		1,700,820
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	10,000		10,086
West Virginia--.5%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	1,000,000		1,004,830
Wisconsin--2.4%

Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.60	2/15/29	4,780,000		4,782,486
Wyoming--1.1%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/38	2,000,000		2,137,240
U.S. Related--10.0%
Guam,
LOR (Section 30)	5.75	12/1/34	1,500,000		1,552,440
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,000,000		1,029,420
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000		1,127,290
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/37	1,945,000		1,959,412
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	5,400,000		5,604,444
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000		1,542,975
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		1,055,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,500,000		6,034,270
Total Long-Term Municipal Investments
(cost $274,047,862)					294,457,474
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.9%	Rate (%)	Date	Amount ($)		Value ($)
California--.4%
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.04	1/1/12	800,000	d	800,000
New York--1.5%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.08	1/1/12	2,900,000	d	2,900,000
Total Short-Term Municipal Investments

(cost $3,700,000)		3,700,000

Total Investments (cost $277,747,862)	149.9%	298,157,474
Liabilities, Less Cash and Receivables	(12.2%)	(24,298,824)
Preferred Stock, at redemption value	(37.7%)	(75,000,000)
Net Assets Applicable to Common Shareholders	100.0%	198,858,650

a Collateral for floating rate borrowings.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities were valued at $57,839,292 or 29.1% of net assets applicable to Common Shareholders.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate demand note - rate shown is the interest rate in effect at December 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $277,747,862. Net unrealized appreciation on investments was $20,409,612 of which $21,417,071 related to appreciated investment securities and $1,007,459 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	298,157,474	-	298,157,474

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)